Consolidated net cash/(debt) - Analysis of changes in consolidated net cash/(debt) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [Line Items]
Net debt, beginning balance	$ (664)	$ (3,651)
Net debt, foreign exchange adjustment	152	74
Net debt, cash movements excluding exchange movements	2,794	3,051
Net debt, other non-cash movements	(706)	(138)
Net debt, ending balance	1,576	(664)	$ (3,651)
Borrowings	13,531	13,831
Borrowings and other financial liabilities	14,169	14,015
Other current financial liabilities	1,381	607
Other non-current financial liabilities	12,788	13,408
Bank overdrafts repayable on demand (unsecured)	(2)	0
Highly liquid financial assets held in managed investment funds classified as held for trading	2,401	2,538
Total other financial liabilities
Disclosure of financial liabilities [Line Items]
Other current financial liabilities	245	23
Other non-current financial liabilities	393	161
Borrowings excluding overdrafts
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(12,653)	(12,806)
Financial liabilities, foreign exchange adjustment	67	(83)
Financial liabilities,, cash movements excluding exchange movements	270	505
Financial liabilities,, other non-cash movements	150	(269)
Financial liabilities, ending balance	(12,166)	(12,653)	(12,806)
Borrowings	12,168	12,653
Lease liabilities
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(1,178)	(1,309)
Financial liabilities, foreign exchange adjustment	30	(47)
Financial liabilities,, cash movements excluding exchange movements	358	324
Financial liabilities,, other non-cash movements	(573)	(146)
Financial liabilities, ending balance	(1,363)	(1,178)	(1,309)
Net-debt related derivatives (included in other financial assets/liabilities)
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	248	(147)
Financial liabilities, foreign exchange adjustment	(45)	39
Financial liabilities,, cash movements excluding exchange movements	(51)	91
Financial liabilities,, other non-cash movements	(253)	265
Financial liabilities, ending balance	(101)	248	(147)
Cash and cash equivalents including overdrafts
Disclosure of financial liabilities [Line Items]
Cash and cash equivalents and other investments, beginning balance	10,381	8,027
Cash and cash equivalents and other investments, foreign exchange adjustment	100	165
Cash and cash equivalents and other investments, cash movements excluding exchange movements	2,324	2,189
Cash and cash equivalents and other investments, other non-cash movements	0	0
Cash and cash equivalents and other investments, ending balance	12,805	10,381	8,027
Other investments
Disclosure of financial liabilities [Line Items]
Cash and cash equivalents and other investments, beginning balance	2,538	2,584
Cash and cash equivalents and other investments, foreign exchange adjustment	0	0
Cash and cash equivalents and other investments, cash movements excluding exchange movements	(107)	(58)
Cash and cash equivalents and other investments, other non-cash movements	(30)	12
Cash and cash equivalents and other investments, ending balance	2,401	$ 2,538	2,584
Borrowings excluding overdrafts, including lease liabilities
Disclosure of financial liabilities [Line Items]
Borrowings	$ 13,529		$ 13,831